Subsequent Events (Details Narrative)												12 Months Ended
	Mar. 11, 2021 USD ($)	Mar. 11, 2021 GBP (£)	Mar. 05, 2021 USD ($)	Mar. 01, 2021 USD ($) shares	Feb. 22, 2021 USD ($) shares	Feb. 19, 2021 shares	Jan. 04, 2021 USD ($) shares	Aug. 19, 2019	Jul. 24, 2019	Mar. 08, 2018	Mar. 28, 2014	Dec. 31, 2020 USD ($) shares	Jun. 15, 2020 USD ($)	Dec. 31, 2019 shares
Aggregate shares of common stock upon the conversion of convertible debt, value												$ 687,734
Reverse split action description								reverse split in 1-for-15	1-for-15 reverse split	reversed split for a ratio of 1 for 150	effecting a 1:150 reverse split
Common stock shares issued | shares												4,080,017		121,216
Debt principal amount													$ 269,262
Subsequent Event [Member]
Aggregate shares of common stock upon the conversion of convertible debt | shares							150,000
Aggregate shares of common stock upon the conversion of convertible debt, value							$ 30,000
Reverse split action description						The Board of Directors of the Company unanimously adopted an amendment to the Company's Articles of Incorporation to effect a reverse stock split at a ratio of (i) no less than 1-for-2 shares of Common Stock, and (ii) no more than 1-for-5 shares of Common Stock, the exact ratio to be determined in the sole discretion of the Board of Directors, at any time before August 31, 2021.
Common stock shares issued for services | shares					5,000
Value of common stock shares issued for services					$ 19,950
Subsequent Event [Member] | Convertible Debt [Member]
Aggregate shares of common stock upon the conversion of convertible debt | shares				940,740	1,001,446
Aggregate shares of common stock upon the conversion of convertible debt, value				$ 188,148	$ 200,289
Subsequent Event [Member] | Convertible Promissory Note [Member] | Note Purchase Agreement [Member]
Debt principal amount			$ 350,000
Note bears interest rate			7.00%
Debt instrument description			The Noteholder have an optional right of conversion such that a Noteholder may elect to convert his Note, in whole or in part, outstanding as of such time, into the number of fully paid and non-assessable shares of the Company's common stock as determined by dividing the indebtedness under the Note price equal to the lesser of (a) $1.50 per share, and (b) a 30% discount to the price of the common stock in the qualified transaction. Following an event of default, the conversion price shall be adjusted to be equal to the lower of: (i) the then applicable conversion price or (ii) the price per share of 85% of the lowest traded price for the Company's common stock during the 15 trading days preceding the relevant conversion. In addition, subject to the ownership limitations, if a qualified transaction is completed, without further action from the Noteholder, on the closing date of the qualified transaction, 50% of the principal amount of this Note and all accrued and unpaid interest shall be converted into Company common stock at a conversion price equal to the 30% discount to the offering price in such qualified transaction, which price shall be proportionately adjusted for stock splits, stock dividends or similar events.
Subsequent Event [Member] | Convertible Promissory Note [Member] | Note Purchase Agreement [Member] | Minimum [Member]
Aggregate shares of common stock upon the conversion of convertible debt, value			$ 10,000,000
Subsequent Event [Member] | Board of Directors [Member]
Common stock shares issued | shares						2,686,337
Common stock shares issued outstanding percentage						63.50%
Subsequent Event [Member] | Chief Executive Officer [Member] | Employment Agreements [Member]
Annual base compensation	$ 180,000
Subsequent Event [Member] | Chief Executive Officer [Member] | Employment Agreements [Member] | Global Telesat Communications Limited [Member]
Annual base compensation	$ 70,000
Subsequent Event [Member] | Chief Executive Officer [Member] | Employment Agreements [Member] | GBP [Member]
Annual base compensation | £		£ 50,000
Subsequent Event [Member] | Mr. Phipps [Member] | Employment Agreements [Member] | Maximum [Member]
Annual cash bonus percentage	150.00%	150.00%
Subsequent Event [Member] | Chief Financial Officer [Member] | Employment Agreements [Member]
Annual base compensation	$ 150,000
Subsequent Event [Member] | Mr. Seifert [Member] | Employment Agreements [Member] | Maximum [Member]
Annual cash bonus percentage	150.00%	150.00%